Income Tax Expense	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Income tax expense
26	Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands (BVI)

Pursuant to the rules and regulations of the British Virgin Islands, the Group is not subject to any income tax in the British Virgin Islands.

Hong Kong

No provision for Hong Kong Profits Tax has been made for the subsidiary located in Hong Kong as the subsidiary has not derived any income subject to Hong Kong Profits Tax during the years.

Peoples Republic of China (PRC)

According to the PRC Corporate Income Tax (“CIT”) Law, the Group’s PRC subsidiaries are subject to PRC income tax at the statutory tax rate of 25%, unless otherwise specified.

Some subsidiaries within the Group are small-scale and micro-profit enterprises, paying corporate income tax at a rate of 20% based on 25% of the actual taxable amount resulting in a 5% statutory income tax rate.

The effect of the Group’s tax holiday on income tax expense is RMB7.2 million and RMB3.4 million in 2023 and 2024, respectively. The basic earnings per ordinary share effect of the Group’s tax holiday for the years ended December 31, 2023 and 2024 was RMB0.005 and RMB0.002, respectively. The diluted earnings per ordinary share effect of the Group’s tax holiday for the years ended December 31, 2023 and 2024 was RMB0.005 and RMB0.003, respectively.

Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

Current tax expense	171,146,093	57,510,432	48,548,105
Deferred tax benefit	(133,913,450)	(16,493,414)	(38,044,032)

Total income tax expense	37,232,643	41,017,018	10,504,073

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	299,171,819	379,327,404
Debt securities	2,439,841	2,103,374
Guarantee liabilities	78,276,760	87,819,352
Net operating loss carry-forwards	10,041,747	12,183,421
Lease liabilities	6,518,368	5,347,435
Receivables from sales of loans	2,861,697	1,495,934
Other deferred tax assets	707,887	252,144

Total deferred tax assets	400,018,119	488,529,064

Valuation allowance	(10,041,747)	(12,183,421)

Deferred tax assets, net of valuation allowance	389,976,372	476,345,643

Net deferred tax assets	92,224,714	131,112,019

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments	(20,756)	-
Right-of-use assets	(6,956,985)	(6,262,498)
Intercompany receivables	(41,453,522)	(41,453,522)
Guarantee assets	(218,757,757)	(311,497,133)
Undistributed earnings from structured funds	(102,398,753)	(58,699,859)

Total deferred tax liabilities	(370,330,273)	(418,655,512)

Net deferred tax liabilities	(72,578,615)	(73,421,888)

Movement of valuation allowance:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

At the beginning of year	15,226,575	9,116,290	10,041,747
Current year additions	613,314	2,096,152	8,090,197
Current year reversals	(6,722,726)	(722,911)	(3,884,082)
Current year expiration of carry-forwards	(873)	(447,784)	(2,064,441)

Net change in the valuation allowance	(6,110,285)	925,457	2,141,674

At the end of year	9,116,290	10,041,747	12,183,421

In assessing the recoverability of its deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers reversing taxable temporary differences, carryback availability, projected future income and tax-planning strategies in making this assessment. Recovery of a substantial majority of the Group’s deferred tax assets is supported by reversing taxable temporary differences.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the Group will realize the benefits of its deferred tax assets, net of valuation allowance, as of December 31, 2023 and 2024.

Valuation allowances have been provided for certain deferred tax assets due to the uncertainty surrounding their realization. As of December 31,2023 and 2024, the valuation allowance on deferred tax assets, mainly arising from operating loss carryforwards, were provided because it was more likely than not that the Group will not be able to utilize the operating loss carryforwards generated by certain unprofitable subsidiaries.

The Group operates through its subsidiaries and VIEs. Since each entity files a separate tax return, the valuation allowance is considered on an individual entity basis.

As of December 31, 2024, the Group had net operating loss carryforwards of RMB 48,733,683 from its subsidiaries registered in the PRC, which can be carried forward to offset future taxable income. The Group had deferred tax assets related to these net operating loss carryforwards of RMB 12,183,421. The net operating losses will expire in years in 2024 to 2028 if not utilized.

Management intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The amount of the temporary difference in respect of investments in PRC subsidiaries is RMB2,991,238,191 as of December 31, 2024. Upon repatriation of the subsidiaries’ and the VIE’s earnings, in the form of dividends or otherwise, the Group would be subject to 10% PRC withholding income tax when making distribution to foreign parent companies. However, the Group was not subject to withholding income tax in 2024 because the Group did not make any distribution to foreign parent companies. The related unrecognized deferred tax liabilities were RMB299,123,819.

Income before income tax expense is as follows:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

Cayman Islands	(477,322)	(9,006,814)	(6,407,208)
BVI	(20,803)	4,407,292	10,672,841
Hong Kong	2,773,547	(1,168,618)	2,344,219
PRC	170,308,632	211,402,719	41,678,667

Total	172,584,054	205,634,579	48,288,519

The reconciliation of the PRC statutory income tax rate of 25%, the income tax rate of the jurisdiction where the Group has substantially all of its operations, to the effective income tax rate is as follows:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Tax holiday	(1.42)%	(3.48)%	(7.04)%
Tax-free income	(1.36)%	(2.64)%	(9.82)%
Non-deductible share option expense	0.84%	0.91%	7.71%
Other non-deductible expenses	0.67%	0.42%	0.83%
Zero tax rate in foreign countries	0.07%	0.84%	(2.21)%
Differential and preferential tax rates	(0.4)%	(0.11)%	(1.09)%
Changes in valuation allowance	(3.54)%	0.67%	8.71%
Research and development super-deduction	-	(1.01)%	(0.58)%
Changes in unrecognized tax benefits	0.31%	(0.82)%	0.34%
Others	1.40%	0.17%	(0.11)%

Effective income tax rate	21.57%	19.95%	21.74%

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 1999 onwards.

The Group did not have any significant unrecognized tax benefits, and no significant interest and penalty expenses related to income taxes were recorded for the years ended December 31, 2022, 2023 and 2024. As of the reporting date, the Group has no uncertain tax positions.